EQUITY PLANS AND SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
EQUITY PLANS AND SHARE-BASED COMPENSATION

NOTE 17. EQUITY PLANS AND SHARE-BASED COMPENSATION

Share-Based Compensation: The Company measures share-based compensation cost at the grant date based on the fair value of the award and recognizes this cost as an expense over the grant recipients’ requisite service periods for all awards made to employees, officers, directors and consultants.

The share-based compensation expense recognized in the Consolidated Statements of Operations was as follows:

	For the Year Ended December 31,
	2020	2019
Research and development	$—	$—
Selling, general and administrative	—	21,000
Total share-based compensation cost	$—	$21,000

Stock Options: There was no expense recorded for the year ended December 31, 2020 related to stock option awards. The Company recognized share-based compensation expense for stock options of $21,000 to officers, directors and employees for year ended December 31, 2019 related to stock option awards, reduced for forfeitures. There were no option grants during the year ended December 31, 2020 or 2019.

As of December 31, 2020, there were no unvested stock options. As of December 31, 2020, 97 shares were vested, and 120 shares remained available for future grants under the Option Plan.

The following table summarizes stock option activity within the Stock Option Plan:

	Stock Option Shares	Weighted Average Remaining Contractual Life in Years
Outstanding at December 31, 2018	110	5.18
Granted	—
Exercised	—
Canceled	(13)
Outstanding at December 31, 2019	97	5.18
Granted	—
Exercised	—
Canceled	—
Outstanding and Exercisable at December 31, 2020	97	4.43

Restricted Stock: The Company did not recognize share-based compensation expense related to restricted stock grants for the years ended December 31, 2020 and 2019. There were no restricted stock grants for the years ended December 31, 2020 and 2019.

As of December 31, 2020, there was no unrecognized share-based compensation expense from unvested restricted stock, no shares were expected to vest in the future, and 496 shares remained available for future grants under the Restricted Stock Plan.